Operating expenses - Disclosure of detailed information about operating profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff costs
Total staff costs	£ 3,108	£ 2,906	£ 2,549
Depreciation and amortisation
Amortisation of acquired intangible assets	279	294	297
Share of joint ventures' and associates' amortisation of acquired intangible assets	1	2	1
Amortisation of acquired intangible assets including joint ventures' and associates' share	280	296	298
Amortisation of internally developed intangible assets	330	309	295
Depreciation, property, plant and equipment	43	47	52
Depreciation of right-of-use assets	65	63	80
Pre-publication amortisation	76	72	60
Total depreciation and other amortisation	514	491	487
Total depreciation and amortisation (including amortisation of acquired intangibles)	794	787	785
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses	3,216	3,045	2,562
Short-term and low value lease expenses	£ 18	£ 19	£ 21